RELATED PARTY BALANCES AND TRANSACTIONS - Related party relationships (Details)	12 Months Ended
Sep. 30, 2020
Beijing Shihui [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
Xinjiang Ginbo Seeds Center [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Xinjiang Origin
Henan Agriculture University [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
Denong Zhengcheng Seed Limited [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
Henan Yingde Agricultural Ltd [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company's Chairman
Beijing Origin Zhengzhou Branch Zhengzhou [Member]
Related Party Nature Of Relationship	Being controlled by close family members of the Company's Chairman from August 16, 2017 to September 21, 2018
NCI [Member]
Related Party Nature Of Relationship	Non- controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou Aoyu, Shandong Aoyu, Henan Aoyu, Shandong Aoruixinong